FAIR VALUE OF FINANCIAL INSTRUMENTS - Servicer Advances (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Purchases, sales and repayments
Servicer advances, ending	$ 2,665,551 [1]
Servicer Advances
Servicer advances, beginning	0
Interest income	4,421
Purchases, sales and repayments
Purchases	2,764,524
Proceeds from repayments	(103,394)
Servicer advances, ending	$ 2,665,551

[1]	Represents our historical consolidated balance sheet at December 31, 2013.